Contract Liabilities - Schedule of Revenue Recognised included in the Contract Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue Recognised Included in the Contract Liabilities [Abstract]
Amount of revenue recognised in the respective reporting periods that was included in the contract liabilities at the beginning of the reporting period	¥ 10,068	¥ 16,245	¥ 20,960